INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Taxes
Operating Loss Carryforwards	$ 5,912,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%